                  As filed with the Securities and Exchange Commission on [date]



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08029
                                                     ---------


                               GRANUM SERIES TRUST
                               -------------------
               (Exact name of registrant as specified in charter)


                    126 EAST 56TH STREET, NEW YORK, NY 10022
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)



                                 JONAS B. SIEGEL
                                 ---------------
                    126 EAST 56TH STREET, NEW YORK, NY 10022
                    ----------------------------------------
                     (Name and address of agent for service)



                                 1-888-547-2686
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31, 2005
                         ----------------



Date of reporting period:  OCTOBER 31, 2005
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS


                                     ANNUAL
                                     REPORT
                                October 31, 2005

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                   (547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
OCTOBER 31, 2005

Dear Shareholders,

As of October 31, 2005, Granum Value Fund outperformed the S&P 500 Index for the last one and five year periods, and since the inception of the Fund.

We believe that our hedging technique continues to contribute to our performance by reducing downside volatility. As of October 31, 2005, Granum Value Fund's portfolio included an 18.04% hedge position and a 3.30% cash and temporary cash investment position.

                                                                                         SINCE
                                                            1 YEAR   3 YEAR   5 YEAR   INCEPTION
                                                            ------   ------   ------   ---------
AVERAGE ANNUAL RETURNS(1)
Granum Value Fund.........................................   9.37%   10.87%    4.20%     7.24%
  Return after taxes on distributions(2)..................   9.37%   10.83%    4.17%     7.18%
  Return after taxes on distributions & sale of fund
    shares(2).............................................   6.09%    9.35%    3.59%     6.33%
S&P 500 (w/dividends)(3)..................................   8.72%   12.85%   -1.74%     6.60%

All returns as of 10/31/05.  Granum Value Fund inception: 5/1/97

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. A 2% redemption fee is charged on Fund shares redeemed within 30 days of purchasing such shares, which is paid directly to the Fund. For month end performance information for the Fund, call Granum Value Fund at 1-888-547-2686.

MARKET CONDITIONS & GRANUM VALUE FUND PERFORMANCE DURING OUR FISCAL YEAR

The top performing sectors in the stock market during the Fund's fiscal year, which ended October 31, 2005, were the energy and utility sectors. Between fluctuations in the price of oil during that twelve month period and Hurricane Katrina near the end of that time period, it is no wonder that stock price momentum favored these sectors. During our fiscal year ended October 31, 2005, we had little exposure to energy and utility stocks, but we still outperformed the S&P 500 Index. The reasons are simple. We invest in companies that we believe are undervalued, that generate above average Return on Equity (ROE) and Return on Assets (ROA) and that we believe have the potential to produce sustainable above average earnings growth. Also, the companies in which we invest must have strong fundamentals. Generally, for a stock to replace an existing holding in our portfolio, it must be a better match for all of our criteria. Sticking to our approach to finding investment opportunity, as our long term performance through October 31, 2005 shows, has worked well for our investors.

--------------------------------------------------------------------------------

We remain grateful for the trust you have placed in us. Thank you for investing in Granum Value Fund.

Sincerely,


/s/ Lewis M. Eisenberg                           /s/ Walter F. Harrison, III
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman                                      Co-Chairman

---------------

(1) Performance information reflects the total return of the Fund and reflects changes in share price and reinvestment of dividends and capital gains distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Fund performance changes over time and currently may be significantly different than stated.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. If there would have been a capital loss on liquidation, this is recorded as a tax benefit, increasing the post-liquidation return. It is assumed that the investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the investor may deduct the capital losses in full. In addition, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

(3) Performance information of the S&P 500 is provided for comparison purposes. The S&P 500 Index is primarily comprised of large capitalization companies. Companies whose common stocks are included in the S&P 500 Index are typically the largest companies in their respective industries. The S&P 500 Index is a capitalization-weighted index, with each stock affecting the index in proportion to its market value. The performance information of the S&P 500 takes into account actual dividends and capital gains distributions before taxes, and assumes such dividends were reinvested. The Fund does not restrict its selection of securities only to those included in the S&P 500 Index. The returns of the S&P 500 Index and the Fund may not be comparable.

Note: Securities held by the Fund, and our opinions on those securities, may change at any time. Shares of the Fund are offered and sold through the currently effective prospectus, delivery of which must precede or accompany this report. The Prospectus can be obtained by calling 888-5-GRANUM. Distributed by NASD members Mercer Allied Company, L.P. and Granum Securities, LLC. Investment returns will fluctuate and when redeemed, shares may be worth more or less than their cost.

--------------------------------------------------------------------------------
 2

GRANUM VALUE FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE

$18,115 (Granum Value Fund) [FUND PERFORMANCE GRAPH]
$17,217 (S&P 500)

                                                               AVERAGE ANNUAL RATE OF
                                                                       RETURN
                                                                 FOR PERIODS ENDED
                                                                  OCTOBER 31, 2005
                                                               ----------------------            SINCE
                                                                                               INCEPTION
                                                           1 YEAR      3 YEAR      5 YEAR       5/1/97
                                                           ------      ------      ------      ---------
Granum Value Fund                                          9.37%       10.87%       4.20%        7.24%
S&P 500                                                    8.72%       12.85%      -1.74%        6.60%

    The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.
    This chart assumes an initial gross investment of $10,000 made on 5/01/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ALLOCATION OF PORTFOLIO ASSETS TO INDUSTRIES
OCTOBER 31, 2005

Banks and Savings & Loans.................  10.5%
Broadcasting & Cable......................   2.1%
Building & Housing........................  16.4%
Business Services.........................   4.9%
Defense...................................   5.3%
Diversified Commercial Services...........   0.1%
Electronics, Instruments & Related
  Products................................   3.7%
Entertainment & Leisure...................   2.9%
Financial Services........................   9.9%
Health Care...............................   7.2%
Insurance.................................   9.5%
Pharmaceuticals...........................   1.8%
Printing & Publishing.....................   0.6%
Private Placements........................   0.0%
REITS.....................................  10.2%
Restaurants...............................   0.7%
Retail....................................   1.3%
Software..................................   3.1%
Telecommunications........................   1.4%
Tobacco Products..........................   5.1%
Variable Rate Demand Notes................   2.1%

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

EXPENSE EXAMPLE
OCTOBER 31, 2005

    As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example shown in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 - October 31, 2005).

ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and actual expenses. Although the Fund does not charge a sales load or transaction fee, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
--------------------------------------------------------------------------------
 4

GRANUM VALUE FUND

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charge (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING        ENDING         EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                              5/1/05         10/31/05      5/1/05 - 10/31/05
                                                           -------------   -------------   -----------------
Actual**.................................................    $1,000.00       $1,017.00          $16.01
Hypothetical (5% return before expenses)***..............     1,000.00        1,009.33           15.95

---------------

* Expenses are equal to the Fund's annualized expense ratio of 3.15%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

** Excluding dividends on short positions, your actual cost of investment in the Fund would be $14.39.

*** Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $14.34.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 96.7%**
             -------------------------
             BANKS AND SAVINGS & LOANS
             10.5%**
   149,400   The Bank of New York
               Company, Inc.            $  4,674,726
    73,200   Dime Bancorp, Inc.
               Warrants *(c)                   9,516
   134,100   North Fork
               Bancorporation, Inc.        3,398,094
   140,585   Ocwen Financial
               Corporation *               1,092,346
    95,760   PFF Bancorp, Inc.             2,876,630
    80,000   U.S. Bancorp                  2,366,400
                                        ------------
                                          14,417,712
                                        ------------
             BROADCASTING & CABLE
             2.1%**
    16,042   Liberty Global, Inc. --
               Class A *                     397,360
    16,042   Liberty Global, Inc. --
               Series C *                    380,516
   270,350   Liberty Media
               Corporation -- Class A
               *                           2,154,690
                                        ------------
                                           2,932,566
                                        ------------

             BUSINESS SERVICES 4.9%**
   255,800   The Reynolds & Reynolds
               Company -- Class A          6,788,932
                                        ------------
             COMMERCIAL BUILDING
             7.8%**
   291,800   Forest City Enterprises,
               Inc. -- Class A            10,764,502
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             DEFENSE 5.3%**
   103,800   Alliant Techsystems, Inc.
               *                        $  7,288,836
                                        ------------

             DIVERSIFIED COMMERCIAL
             SERVICES 0.1%**
     2,063   PICO Holdings, Inc. *            69,276
                                        ------------

             ELECTRONICS, INSTRUMENTS
             & RELATED PRODUCTS 3.7%**
    96,873   American Technology
               Corporation *                 469,834
    27,200   Canon, Inc. ADR               1,443,504
    62,500   Mettler-Toledo
               International, Inc. *       3,225,000
                                        ------------
                                           5,138,338
                                        ------------

             ENTERTAINMENT & LEISURE
             2.9%**
    33,611   Harrah's Entertainment,
               Inc.                        2,032,793
   298,300   Hollywood Media Corp. *       1,228,996
    68,256   Lakes Entertainment, Inc.
               *                             638,194
                                        ------------
                                           3,899,983
                                        ------------
             FINANCIAL SERVICES 9.9%**
    19,200   Ambac Financial Group,
               Inc.                        1,361,088
    60,200   Fannie Mae                    2,860,704
    53,100   Freddie Mac                   3,257,685
    29,400   ITLA Capital Corporation*     1,463,238
    89,100   Radian Group, Inc.            4,642,110
                                        ------------
                                          13,584,825
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 6

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             HEALTH CARE 7.2%**
   120,500   Caremark Rx, Inc. *        $  6,314,200
   120,000   Cyberonics, Inc. *            3,602,400
                                        ------------
                                           9,916,600
                                        ------------
             INSURANCE 9.5%**
    39,800   CNA Financial Corporation
               *                           1,225,442
    91,000   Everest Re Group, Ltd.        9,049,950
    75,900   Willis Group Holdings
               Limited                     2,818,926
                                        ------------
                                          13,094,318
                                        ------------
             PHARMACEUTICALS 1.8%**
    65,800   Teva Pharmaceutical
               Industries, Ltd. ADR        2,508,296
                                        ------------
             PRINTING & PUBLISHING
             0.6%**
    97,700   Hollinger International
               Inc.                          856,829
                                        ------------
             PRIVATE PLACEMENTS 0.0%**
   419,803   Intertainer Inc. Series C
               Convertible Preferred *
               (Acquired 2/12/99,
               5/12/00, 7/15/03; Cost
               $1,257,108)(a)(b)*             14,798
                                        ------------
             REITS 10.2%**
   181,100   Anthracite Capital, Inc.      1,899,739
   120,000   Capital Automotive REIT       4,634,400
   159,300   Redwood Trust, Inc.           7,415,415
                                        ------------
                                          13,949,554
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             RESIDENTIAL BUILDING
             8.6%**
   311,200   Pulte Homes, Inc.          $ 11,760,248
                                        ------------
             RESTAURANTS 0.7%**
   162,800   The Smith & Wollensky
               Restaurant Group, Inc.
               *                             999,592
                                        ------------
             RETAIL 1.3%**
   220,331   Design Within Reach, Inc.
               *                           1,778,071
                                        ------------
             SOFTWARE 3.1%**
   153,256   Computer Associates
               International, Inc.         4,286,570
                                        ------------
             TELECOMMUNICATIONS 1.4%**
   152,300   Citizens Communications
               Company                     1,864,152
                                        ------------

             TOBACCO PRODUCTS 5.1%**
    94,000   Altria Group, Inc.            7,054,700
                                        ------------
             Total Common Stocks (Cost
               $70,457,486)             $132,968,698
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005

PRINCIPAL                                  MARKET
  AMOUNT                                   VALUE
----------                              ------------
             VARIABLE RATE DEMAND
               NOTES (#) 2.1%**
             -------------------------
$1,584,409   American Family Financial
               Services, Inc., 3.643%   $  1,584,409
 1,027,970   U.S. Bancorp, 3.810%          1,027,970
   305,857   Wisconsin Corporate
               Central Credit Union,
               3.730%                        305,857
                                        ------------
             Total Variable Rate
               Demand Notes (Cost
               $2,918,236)              $  2,918,236
                                        ------------
             TOTAL INVESTMENTS (COST
               $73,375,722) 98.8%**     $135,886,934
                                        ============

*   Non-income producing security.
**  Calculated as a percentage of net assets.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2005.
(a) Restricted Security.
(b) Board Valued Security.
(c) Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share.
ADR -- American Depository Receipt

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 8

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2005

                                          MARKET
SHARES                                     VALUE
-------                                 -----------
100,000   AMEX Financial Select Sector
            SPDR Fund                   $ 3,042,000
 20,000   Oil Service HOLDRs Trust        2,345,000
 41,300   Regional Bank HOLDRs Trust      5,628,777
 49,300   Retail HOLDRs Trust             4,647,018
129,400   Semiconductor HOLDRs Trust      4,341,370
 40,000   SPDR Trust Series 1             4,805,200
                                        -----------
          TOTAL SECURITIES SOLD SHORT
          (PROCEEDS $24,575,960)        $24,809,365
                                        ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
  Investments, at value (Cost $73,375,722)..................  $135,886,934
  Dividends receivable......................................        63,178
  Interest receivable.......................................        11,222
  Receivable from broker for proceeds on securities sold
    short...................................................    26,647,517
  Receivable for Fund shares sold...........................         6,000
  Prepaid expenses..........................................        39,239
  Other assets..............................................        49,076
                                                              ------------
         Total assets.......................................   162,703,166
                                                              ------------
LIABILITIES:
  Investments sold short, at value (Proceeds $24,575,960)...    24,809,365
  Payable to Investment Adviser.............................       154,126
  Distribution fees payable.................................        59,111
  Shareholder service fees payable..........................        29,706
  Accrued expenses and other liabilities....................       143,842
                                                              ------------
         Total liabilities..................................    25,196,150
                                                              ------------
NET ASSETS..................................................  $137,507,016
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $ 75,825,374
  Accumulated net realized loss on investments..............      (596,165)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................    62,511,212
    Short positions.........................................      (233,405)
                                                              ------------
         Total Net Assets...................................  $137,507,016
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     3,838,222
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $35.83
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 10

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of
    $3,359).................................................  $ 3,821,388
  Interest income...........................................      538,086
                                                              -----------
    Total investment income.................................    4,359,474
                                                              -----------
EXPENSES:
  Investment advisory fee...................................    2,277,311
  Distribution fees.........................................      755,576
  Shareholder servicing fees................................      377,788
  Legal fees................................................      372,191
  Administration fees.......................................      123,866
  Transfer agent fees and expenses..........................       63,016
  Trustees' fees and expenses...............................       52,939
  Audit fees................................................       50,360
  Reports to shareholders...................................       46,460
  Insurance expense.........................................       44,573
  Fund accounting fees......................................       38,235
  Custody fees..............................................       35,076
  Federal and state registration............................       25,297
  Other.....................................................       12,893
                                                              -----------
    Total operating expenses before dividend expense on
     short sales............................................    4,275,581
  Dividend expense on short sales...........................      483,492
                                                              -----------
    Total expenses..........................................    4,759,073
                                                              -----------
NET INVESTMENT LOSS.........................................     (399,599)
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments.............................................    5,446,719
  Change in unrealized appreciation/(depreciation) on
    investments.............................................    9,279,705
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............   14,726,424
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $14,326,825
                                                              ===========

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income/loss................................    $   (399,599)      $    580,078
  Net realized gain/(loss) on investments and option
    contracts expired or closed.............................       5,446,719         (2,412,265)
  Change in unrealized appreciation/(depreciation) on
    investments.............................................       9,279,705         15,508,335
                                                                ------------       ------------
    Net increase in net assets resulting from operations....      14,326,825         13,676,148
                                                                ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains on security transactions...............              --                 --
                                                                ------------       ------------
    Total dividends and distributions.......................              --                 --
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................       3,547,877         13,584,318
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................              --                 --
  Cost of shares redeemed...................................     (30,971,940)       (23,926,009)
                                                                ------------       ------------
    Net decrease in net assets from capital share
      transactions..........................................     (27,424,063)       (10,341,691)
                                                                ------------       ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS.....................     (13,097,238)         3,334,457
NET ASSETS:
  Beginning of year.........................................     150,604,254        147,269,797
                                                                ------------       ------------
  End of year*..............................................    $137,507,016       $150,604,254
                                                                ============       ============
* Including undistributed net investment income (loss)......    $         --       $         --
                                                                ============       ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------
 12

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------------------------
                                                   2005          2004          2003          2002          2001
                                                 --------      --------      --------      --------      --------
Per share data:(1)
  Net asset value, beginning of year...........  $  32.76      $  29.92      $  26.36      $  28.16      $  29.25
                                                 --------      --------      --------      --------      --------
  Income from investment operations:
    Net investment income (loss)...............     (0.09)(2)      0.13(2)      (0.22)(2)     (0.39)(2)     (0.35)(2)
    Net realized and unrealized gain (loss) on
       investments.............................      3.16          2.71          3.85         (1.41)        (0.74)
                                                 --------      --------      --------      --------      --------
       Total from investment operations........      3.07          2.84          3.63         (1.80)        (1.09)
                                                 --------      --------      --------      --------      --------
  Less dividends and distributions:
    Dividends from net investment income.......        --            --            --            --            --
    Distributions from net realized gains......        --            --         (0.07)           --            --
                                                 --------      --------      --------      --------      --------
       Total dividends and distributions.......        --            --         (0.07)           --            --
                                                 --------      --------      --------      --------      --------
  Net asset value, end of year.................  $  35.83      $  32.76      $  29.92      $  26.36      $  28.16
                                                 ========      ========      ========      ========      ========
Total return...................................      9.37%         9.49%        13.80%        (6.39%)       (3.73%)
Supplemental data and ratios:
  Net assets, end of year (000's)..............  $137,507      $150,604      $147,270      $126,870      $118,463
  Ratio of net expenses to average net
    assets.....................................      3.15%(3)      2.04%(3)      2.71%(3)      3.26%(3)      3.18%(3)
  Ratio of net investment income (loss) to
    average net assets.........................     (0.26%)(4)     0.37%(4)     (0.83%)(4)    (1.38%)(4)    (1.23%)(4)
  Portfolio turnover rate......................      6.93%         3.82%        17.51%        21.68%         3.58%

(1)Information presented relates to a share of beneficial interest of the Fund outstanding for the entire year.
(2)Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.
(3)The operating ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 were 2.83%, 1.87%, 2.50%, 3.11% and 3.11%, respectively.
(4)The net investment income ratio includes dividends on short positions. The ratios excluding dividends on short positions for the periods ended October 31, 2005, October 31, 2004, October 31, 2003, October 31, 2002 and October 31, 2001 were 0.06%, 0.54%, (0.62%), (1.23%) and (1.16%), respectively.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2005

1. ORGANIZATION

Granum Value Fund (the "Fund") is a diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of October 31, 2005, fair valued securities represent 0.01% of the Fund's investments, at value. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

If market quotations do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. The Board of Trustees have also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund's pricing service does not provide a valuation or provides a valuation that in the judgment of the investment adviser to the Fund holding such assets does not represent fair value. Factors which may cause the investment adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

b) Restricted Securities - The Fund owns investment securities which are unregistered and thus restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. At October 31, 2005, the Fund held restricted securities with an aggregate market value of $14,798 representing 0.01% of the net assets of the Fund.

c) Written Option Accounting - The Fund writes put options on stock indices. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the mean between the latest bid and ask prices. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated. The Fund does not have any open written option contracts as of October 31, 2005.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Schedule of Investments. Option contracts are valued at the mean between the latest bid and ask prices. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices. The Fund does not have any open option purchased contracts as of October 31, 2005.

e) Exchange Traded Funds and Other Similar Instruments - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company that is registered under the Investment Company Act of 1940 (the "1940 Act") that holds a portfolio of common stocks designed to track the performance of a particular index.

f) Short Sales - The Fund may effect short sales of shares of ETFs and other similar instruments. When the Fund effects such short sale, it will sell ETF shares (or the other instruments) that it does not own in anticipation of
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

purchasing the same shares (or instruments) in the future at a lower price. The cash proceeds of the short sale will be held by the broker effecting the short sale. The Fund may also engage in short sales of securities "against-the-box." In these transactions, the Fund sells short securities it owns or has the right to obtain without payment of additional consideration. For financial statement purposes, when the Fund enters into a short sale the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund's receivable from broker for proceeds on securities sold short is with one securities dealer. The Fund does not require the broker to maintain collateral in support of these receivables.

g) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

h) Federal Income Taxes - No provision for federal income taxes has been recorded since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders.

i) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis. Interest income includes $0 of interest earned on receivables from broker for proceeds on securities sold short.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

k) Derivative Instruments - The Fund may utilize derivative instruments including written options, purchased options and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

l) Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                                                              YEAR ENDED         YEAR ENDED
                                                           OCTOBER 31, 2005   OCTOBER 31, 2004
                                                           ----------------   ----------------
Shares sold                                                      98,535            424,527
Shares issued to shareholders in reinvestment of
  distributions                                                      --                 --
Shares redeemed                                                (857,258)          (749,044)
                                                              ---------          ---------
Net increase/(decrease)                                        (758,723)          (324,517)
Shares outstanding:
  Beginning of year                                           4,596,945          4,921,462
                                                              ---------          ---------
  End of year                                                 3,838,222          4,596,945
                                                              =========          =========

4. INVESTMENT TRANSACTIONS AND TAX INFORMATION

Purchases and sales of investments, excluding short-term investments, options and short positions, for the year ended October 31, 2005, were as follows:

       PURCHASES                   SALES
-----------------------   ------------------------
   U.S.                      U.S.
GOVERNMENT     OTHER      GOVERNMENT      OTHER
----------     -----      ----------      -----
       --    $9,695,783          --    $33,822,180

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

As of October 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                  GRANUM
                                                VALUE FUND
                                                ----------
Cost of investments(a)                          $73,661,610
                                                ===========
Gross unrealized appreciation                   $65,465,067
Gross unrealized depreciation                    (3,239,743)
                                                -----------
Net unrealized appreciation                     $62,225,324
                                                ===========
Undistributed ordinary income                   $        --
Undistributed long-term capital gain                     --
                                                -----------
Total distributable earnings                    $        --
                                                ===========
Other accumulated gains/(losses)                $  (543,682)
                                                -----------
Total accumulated earnings/(losses)             $61,681,642
                                                ===========

(a)The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of distributions paid during the years ended October 31, 2005 and October 31, 2004 were as follows:

      OCTOBER 31, 2005                OCTOBER 31, 2004
-----------------------------   -----------------------------
  ORDINARY        LONG-TERM       ORDINARY        LONG-TERM
   INCOME       CAPITAL GAIN       INCOME       CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
-------------   -------------   -------------   -------------
     $--             $--             $--             $--

On October 31, 2005, Granum Value Fund had, available for federal income tax purposes, a capital loss carryforward aggregating approximately $242,004 which will expire in 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - Granum Capital Management, L.L.C. (the "Adviser") provides investment advisory services to the Fund pursuant to an investment advisory agreement. For the period November 1, 2004 - June 30, 2005, the Adviser received a fee, accrued daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeded by the percentage change in
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

the investment performance of the S&P 500 Index over the past 12 months. The Monthly Performance Adjustment may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets. During the year ended October 31, 2005, the Fund's Adviser earned investment advisory fees at an annual rate of 1.51% of average daily net assets after the Monthly Performance Adjustment.

In 2004, the staff of the Securities and Exchange Commission (the "SEC") advised the Trust and the Adviser that, in its view, the fee payable by the Fund under its investment advisory agreement, as then in effect, did not fully comply with applicable laws and regulations governing investment company advisory fees. Effective as of September 1, 2004, and pending further clarification and resolution of this matter with the SEC staff, the advisory fee was accrued and paid monthly at such rates and in such amounts as were determined to have been appropriate under the circumstances. On March 14, 2005, the Board of Trustees approved an amendment of the investment advisory agreement to conform the calculation of the advisory fee to applicable rules. Shareholders of the Trust approved the amendment on June 13, 2005, and on July 1, 2005 the Trust and the Adviser implemented the calculation methodology specified by the amendment.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the year ended October 31, 2005:

                          DISTRIBUTION       SHAREHOLDER
                            SERVICES          SERVICES
                          ------------       -----------
Mercer                      $698,911          $349,455
Granum Securities             56,665            28,333

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

Other - U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.

U.S. Bank, N.A. serves as custodian for the Fund.

6. SECURITIES LENDING

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to lend securities on behalf of the Fund to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Fund and 40% to the custodian. As of October 31, 2005, there were no securities on loan.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Granum Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Granum Series Trust (consisting of Granum Value Fund, the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, WI
December 19, 2005

--------------------------------------------------------------------------------

PROXY RESULTS (UNAUDITED)

On June 13, 2005, a Special Meeting of Shareholders of the Granum Value Fund (the "Fund"), a series of Granum Series Trust (the "Trust") was held at the offices of Granite Capital International Group L.P., 126 East 56th Street, New York, New York 10022. As of April 25, 2005, the record date, the outstanding shares of the Fund were 4,150,079. Holders of 2,632,320 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholders voted on one proposal.

The following table provides information concerning the matter voted on at the meeting:

Proposal to approve amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Granum Capital Management, L.L.C. the Fund's investment adviser, to implement a change in the methodology used to calculate the monthly fee payable to the Adviser.

     FOR     AGAINST   WITHHOLD/ABSTAIN
     ---     -------   ----------------
  2,584,126  17,792         30,402

--------------------------------------------------------------------------------
 22

        INFORMATION ABOUT TRUSTEES AND OFFICERS (AS OF OCTOBER 31, 2005)

 The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Officers and Trustees of the Fund is set forth below. The SAI includes additional information about the Fund's Officers and Trustees and is available, without charge, upon request by calling 1-888-5-GRANUM (547-2686).

--------------------------------------------------------------------------------------------------------------------
                                                                                                   # OF PORTFOLIOS
                                          TERM OF OFFICE                PRINCIPAL                  IN FUND COMPLEX
                        POSITION(S) HELD  AND LENGTH OF             OCCUPATION DURING            OVERSEEN BY OFFICER
NAME, ADDRESS AND AGE    WITH THE FUND     TIME SERVED               PAST FIVE YEARS                 OR TRUSTEE
--------------------------------------------------------------------------------------------------------------------
  Edwin M. Cooperman      Independent       Indefinite     Chairman of Tutortime Inc., 1997 to            1
 126 East 56th Street       Trustee        term, Since       November 2001; Chairman, Edmarc
      25th Floor                               1998         Investments, May 1996 to present;
  New York, NY 10022                                       Principal, TC Solutions Inc., July
       Age: 62                                                      1998 to present.
--------------------------------------------------------------------------------------------------------------------
 Lewis M. Eisenberg*     Co-Chairman of     Indefinite       Co-Chairman, private investment              1
 126 East 56th Street    the Board and     term, Since      adviser; Managing Member, Granum
      25th Floor            Trustee            1997        Capital Management, L.L.C. January
  New York, NY 10022                                         27, 1997 to present and Granum
       Age: 63                                              Securities, L.L.C. since March 7,
                                                                    1997 to present.
--------------------------------------------------------------------------------------------------------------------
   Barry Hamerling        Independent       Indefinite     Chief Executive Officer of Premium             1
 4830 Tallowood Lane        Trustee         term since      Ice Cream of America and Premium
 Boca Raton, FL 33487                          2005         Salads of America, 1998-Present;
       Age: 59                                                 Chairman of AYCO Charitable
                                                             Foundation; Director of Ruters
                                                            Foundation; Director AXA Premier
                                                          Mutual Funds and Financial Expert of
                                                              Audit Committee and member of
                                                                  Nominating Committee.
--------------------------------------------------------------------------------------------------------------------
 Walter F. Harrison,     Co-Chairman of     Indefinite       Co-Chairman, private investment              1
          III*           the Board and     term, Since      adviser; Managing Member, Granum
 126 East 56th Street       Trustee            1997        Capital Management, L.L.C. January
      25th Floor                                             27, 1997 to present and Granum
  New York, NY 10022                                        Securities, L.L.C. since March 7,
       Age: 62                                                      1997 to present.
--------------------------------------------------------------------------------------------------------------------
    Harry P. Kamen        Independent       Indefinite     Retired Chairman and CEO, MetLife,             1
 126 East 56th Street       Trustee        term, Since        1993 to 1998; Director, Banco
      25th Floor                               2003       Santander Central Hispanico, 1994 to
  New York, NY 10022                                      2002; Director, Bethlehem Steel, 1993
       Age: 72                                            to 2003; Director, Pfizer, Inc., 1996
                                                           to 2003; Director, MetLife, 1992 to
                                                          present; Board of Governors, National
                                                           Association of Securities Dealers,
                                                                      1998 to 2004.

----------------------  ------------------
                              OTHER
                          DIRECTORSHIPS
                         HELD BY DIRECTOR
NAME, ADDRESS AND AGE       OR OFFICER
----------------------  ------------------
  Edwin M. Cooperman           None
 126 East 56th Street
      25th Floor
  New York, NY 10022
       Age: 62
----------------------  ------------------
 Lewis M. Eisenberg*           None
 126 East 56th Street
      25th Floor
  New York, NY 10022
       Age: 63
----------------------  ------------------
   Barry Hamerling             None
 4830 Tallowood Lane
 Boca Raton, FL 33487
       Age: 59
----------------------  ------------------
 Walter F. Harrison,           None
          III*
 126 East 56th Street
      25th Floor
  New York, NY 10022
       Age: 62
----------------------  ------------------
    Harry P. Kamen             None
 126 East 56th Street
      25th Floor
  New York, NY 10022
       Age: 72

--------------------------------------------------------------------------------

                                                                                                   # OF PORTFOLIOS
                                          TERM OF OFFICE                PRINCIPAL                  IN FUND COMPLEX
                        POSITION(S) HELD  AND LENGTH OF             OCCUPATION DURING            OVERSEEN BY OFFICER
NAME, ADDRESS AND AGE    WITH THE FUND     TIME SERVED               PAST FIVE YEARS                 OR TRUSTEE
--------------------------------------------------------------------------------------------------------------------
   Paul J. McDonald       Independent       Indefinite    Retired Executive Vice President and            1
  2205 Boston Road,         Trustee        term, Since    CFO, Friendly Ice Cream Corporation,
        N-128                                  2004            1996 to 1999; Board Chair,
 Wilbraham, MA 01095                                         Polytainers, Inc., LLC, 1999 to
       Age: 62                                            present; Trustee, CIGNA Mutual Funds,
                                                          1995 to 2005; Director, Peoples Bank
                                                            Holding Company, 2002 to present;
                                                             Special Adviser to the Board of
                                                              Directors, Friendly Ice Cream
                                                           Corporation, 2000 to present; Board
                                                            President, Springfield Riverfront
                                                           Development Corp., 2002 to present;
                                                          Director, Western Mass Electric, 2000
                                                           to 2002; Director, F. Schumacher &
                                                                Company, 2005 to Present.
--------------------------------------------------------------------------------------------------------------------
  Joseph J. Plumeri       Independent       Indefinite    Chairman and CEO, Willis Group; 2000            1
 126 East 56th Street       Trustee        term, Since     to present; Director, Commerce Bank
  New York, NY 10022                           2004        Holdings, 2003 to present; Chairman
       Age: 61                                            and CEO, Primerica Financial Services
                                                             (Citigroup Inc.), 1995 to 1999.
--------------------------------------------------------------------------------------------------------------------
   Thaddeus Seymour       Independent       Indefinite      President Emeritus, Professor of              1
 1804 Summerfield Rd        Trustee        term, Since      English, Rollins College, Winter
Winter Park, FL 32792                          1998          Park, Florida, 1978 to present.
       Age: 77
--------------------------------------------------------------------------------------------------------------------
   Jonas B. Siegel      Vice President,     Indefinite         Managing Director and Chief                1
 126 East 56th Street      Secretary,      Term, Since       Administrative Officer, private
      25th Floor           Treasurer,          1997        investment adviser, January 1994 to
  New York, NY 10022    Chief Financial                    present; Managing Director, Granum
       Age: 62            Officer and                      Capital Management, L.L.C. January
                        Chief Compliance                    27, 1997 to present; President of
                            Officer                        Granum Securities, L.L.C. March 7,
                                                                    1997 to present.


                              OTHER
                          DIRECTORSHIPS
                         HELD BY DIRECTOR
NAME, ADDRESS AND AGE       OR OFFICER
----------------------  ------------------
   Paul J. McDonald            None
  2205 Boston Road,
        N-128
 Wilbraham, MA 01095
       Age: 62
----------------------  ------------------
  Joseph J. Plumeri            None
 126 East 56th Street
  New York, NY 10022
       Age: 61
----------------------  ------------------
   Thaddeus Seymour            None
 1804 Summerfield Rd
Winter Park, FL 32792
       Age: 77
----------------------  ------------------
   Jonas B. Siegel             None
 126 East 56th Street
      25th Floor
  New York, NY 10022
       Age: 62

 * Denotes a trustee who is an "interested person" as that term is defined in
   Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
 24

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Fund's Form N-Q on the SEC's website at http://www.sec.gov. The filed form may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-888-5-GRANUM (547-2686) or by accessing the Fund's website at www.granumfunds.com and the SEC's website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2005 is available after August 31, 2005 on or through the Fund's website at www.granumfunds.com and on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Paul J. McDonald is the "audit committee financial expert" and is considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were accounting and disclosure matters related to advisory fees. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                          FYE 10/31/2005         FYE 10/31/2004
--------------------------------------------------------------------------------
Audit Fees                                    21,050                19,500
Audit-Related Fees                                --                    --
Tax Fees                                       5,960                 3,900
All Other Fees                                22,250                    --

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. 100% of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees               FYE  10/31/2005          FYE  10/31/2005
--------------------------------------------------------------------------------
Registrant                                  --                       --
Registrant's Investment Adviser             --                       --


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

         (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Granum Series Trust
                       ------------------------------------------------

         By (Signature and Title) * /s/ Lewis M. Eisenberg
                                  ---------------------------------------------
                                        Lewis M. Eisenberg, Co-Chairman

         By (Signature and Title) * /s/ Walter F. Harrison, III
                                  ---------------------------------------------
                                        Walter F. Harrison, III, Co-Chairman

         Date     January 9, 2005
                -------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) * /s/ Lewis M. Eisenberg
                                  ---------------------------------------------
                                        Lewis M. Eisenberg, Co-Chairman

         By (Signature and Title)* /s/ Walter F. Harrison, III
                                  ---------------------------------------------
                                       Walter F. Harrison, III, Co-Chairman

         Date  January 9, 2005
              ---------------------------------------

         By (Signature and Title)*  /s/ Jonas B. Siegel
                                  ---------------------------------------------
                                            Jonas B. Siegel, Treasurer

         Date  January 9, 2005
              ---------------------------------------

* Print the name and title of each signing officer under his or her signature.